Property and equipment, net (Details)			12 Months Ended			37 Months Ended	107 Months Ended
	Sep. 15, 2021 payment	Jun. 15, 2020 payment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 14, 2023 USD ($)	Sep. 15, 2021 USD ($)	Oct. 23, 2012
Property and equipment, net
Total			$ 29,968,090	$ 66,600,161
Accumulated depreciation			(16,636,110)	(41,056,802)
Property and equipment, net			13,331,980	25,543,359
Lease term		3 years
Depreciation expense			2,585,132	2,037,472	$ 3,787,564
Number of quarterly lease payments | payment		12
Quarterly lease payments, amount						$ 1,105,274
Accumulated depreciation expense			16,636,110	41,056,802	$ 39,019,330
Corporate aircraft
Property and equipment, net
Total			0	36,332,509
Vehicles
Property and equipment, net
Total			4,103,525	4,164,765
Furniture and fixtures
Property and equipment, net
Total			8,707,803	8,690,083
Office buildings
Property and equipment, net
Total			17,156,762	$ 17,412,804
Under finance lease
Property and equipment, net
Lease term								8 years
Number of quarterly lease payments | payment	32
Quarterly lease payments, amount							$ 1,426,000
Deposit used as full and final payment			$ 6,700,000